Quarterly Holdings Report
for

Fidelity® Canada Fund

January 31, 2021

CAN-QTLY-0321
1.813011.116

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
		Shares	Value
COMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 3.8%
TELUS Corp.		1,346,800	$27,794,371
Wireless Telecommunication Services - 1.9%
Rogers Communications, Inc. Class B (non-vtg.)		317,300	14,319,752

TOTAL COMMUNICATION SERVICES			42,114,123

CONSUMER DISCRETIONARY - 4.6%
Hotels, Restaurants & Leisure - 1.7%
Restaurant Brands International, Inc.		221,600	12,782,183
Multiline Retail - 1.9%
Dollarama, Inc.		359,500	14,053,885
Specialty Retail - 0.0%
Diversified Royalty Corp.		145,200	269,110
Textiles, Apparel & Luxury Goods - 1.0%
Canada Goose Holdings, Inc. (a)(b)		106,900	3,575,455
Gildan Activewear, Inc.		136,900	3,420,493
			6,995,948

TOTAL CONSUMER DISCRETIONARY			34,101,126

CONSUMER STAPLES - 9.2%
Beverages - 0.5%
GURU Organic Energy Corp. (a)(b)		214,600	3,673,583
Food & Staples Retailing - 8.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		1,207,800	36,836,129
George Weston Ltd.		62,300	4,509,473
Metro, Inc. Class A (sub. vtg.)		346,495	14,978,881
North West Co., Inc.		249,100	6,305,663
			62,630,146
Personal Products - 0.3%
Jamieson Wellness, Inc. (c)		70,000	1,962,463

TOTAL CONSUMER STAPLES			68,266,192

ENERGY - 11.9%
Energy Equipment & Services - 0.3%
Computer Modelling Group Ltd.		480,800	2,229,634
Oil, Gas & Consumable Fuels - 11.6%
Canadian Natural Resources Ltd.		954,598	21,566,636
Enbridge, Inc.		667,100	22,411,430
Parkland Corp.		203,300	6,100,192
PrairieSky Royalty Ltd. (b)		1,729,218	14,279,994
Suncor Energy, Inc.		1,281,800	21,441,018
			85,799,270

TOTAL ENERGY			88,028,904

FINANCIALS - 31.1%
Banks - 20.2%
Royal Bank of Canada (b)		917,400	74,252,903
The Toronto-Dominion Bank		1,326,700	75,177,072
			149,429,975
Capital Markets - 4.1%
Brookfield Asset Management, Inc. (Canada) Class A		786,700	30,483,664
Insurance - 6.8%
Fairfax Financial Holdings Ltd. (sub. vtg.)		29,600	10,738,637
Intact Financial Corp.		136,025	14,998,651
Sun Life Financial, Inc.		541,100	25,008,023
			50,745,311

TOTAL FINANCIALS			230,658,950

HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
Andlauer Healthcare Group, Inc.		135,100	3,508,638
INDUSTRIALS - 13.1%
Commercial Services & Supplies - 2.0%
GFL Environmental, Inc.		525,700	14,840,876
Professional Services - 2.0%
Thomson Reuters Corp.		184,200	15,019,772
Road & Rail - 9.1%
Canadian National Railway Co.		149,250	15,116,997
Canadian Pacific Railway Ltd.		155,600	52,279,166
			67,396,163

TOTAL INDUSTRIALS			97,256,811

INFORMATION TECHNOLOGY - 8.8%
IT Services - 3.6%
CGI, Inc. Class A (sub. vtg.) (a)		201,900	16,183,578
Shopify, Inc. Class A (a)		9,200	10,031,256
			26,214,834
Software - 5.2%
Constellation Software, Inc.		13,200	16,080,310
Dye & Durham Ltd.		156,500	4,956,598
Dye & Durham Ltd.		97,000	3,041,419
Open Text Corp.		323,628	14,496,510
Topicus.Com, Inc. (a)(d)		24,921	93,785
			38,668,622

TOTAL INFORMATION TECHNOLOGY			64,883,456

MATERIALS - 13.8%
Chemicals - 3.4%
Nutrien Ltd.		513,181	25,274,791
Containers & Packaging - 1.4%
CCL Industries, Inc. Class B		230,100	10,557,159
Metals & Mining - 8.6%
Agnico Eagle Mines Ltd. (Canada)		16,500	1,151,871
Franco-Nevada Corp.		291,300	34,700,863
Lundin Mining Corp.		530,400	4,728,493
Wheaton Precious Metals Corp.		559,800	22,991,747
			63,572,974
Paper & Forest Products - 0.4%
Western Forest Products, Inc.		3,025,683	2,981,318

TOTAL MATERIALS			102,386,242

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Allied Properties (REIT)		189,900	5,389,225
Real Estate Management & Development - 0.3%
Colliers International Group, Inc.		19,500	1,719,202
Information Services Corp.		15,400	254,710
			1,973,912

TOTAL REAL ESTATE			7,363,137

TOTAL COMMON STOCKS
(Cost $469,184,993)			738,567,579
		Principal Amount	Value

Convertible Bonds - 0.4%
COMMUNICATION SERVICES - 0.4%
Entertainment - 0.4%
Cineplex, Inc. 5.75% 9/30/25 (Cost $1,753,500)(c)	CAD	2,730,000	2,529,853
		Shares	Value

Money Market Funds - 10.6%
Fidelity Securities Lending Cash Central Fund 0.09% (e)(f)
(Cost $78,322,007)		78,314,175	78,322,007
TOTAL INVESTMENT IN SECURITIES - 110.7%
(Cost $549,260,500)			819,419,439
NET OTHER ASSETS (LIABILITIES) - (10.7)%			(78,891,702)
NET ASSETS - 100%			$740,527,737

Currency Abbreviations

CAD – Canadian dollar

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,492,316 or 0.6% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$49
Fidelity Securities Lending Cash Central Fund	13,249
Total	$13,298

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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